Material Related Party Transactions - Summary of Transactions with Unicom Group and its Subsidiaries (Detail) - CNY (¥) ¥ in Millions			12 Months Ended
	Dec. 26, 2018	Feb. 27, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
China United Network Communications Group Company Limited and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan		¥ 1,344
Repayment of unsecured entrusted loan to Unicom Group					¥ 1,344
Interest expenses on unsecured entrusted loan			¥ 132	¥ 132	10
Loan from a related party					48
Repayment of loan from a related party				48	435
Interests expenses on loan from a related party					12
Net deposits by Unicom Group and its subsidiaries with Finance Company			233	258	2,336
Interest expenses on the deposits in Finance Company			¥ 74	¥ 64	93
A Share Company [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan	¥ 3,042				¥ 3,042